CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities
Short-term bank borrowings	$ 70,384	¥ 490,000		¥ 395,000
Accounts payable	272,575	1,897,611		1,128,248
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB41,697 and RMB44,916 as of December 31, 2018 and 2019, respectively. Note 1)	6,452	44,916		41,697
Income tax payables	1	7		369
Non-current liabilities
Income tax payables	$ 1,711	¥ 11,910		¥ 12,646
Deficit:
Ordinary shares, par value | $ / shares			$ 0.0000001
Ordinary shares, shares authorized				2,275,948,587
Ordinary shares, shares issued				945,712,030
Ordinary shares, shares outstanding				945,712,030
Series A-1 Convertible Preferred Shares, par value | $ / shares			0.0000001
Series A-1 Convertible Preferred Shares, shares authorized				102,102,318
Series A-1 Convertible Preferred Shares, shares issued				102,102,318
Series A-1 Convertible Preferred Shares, shares outstanding				102,102,318
Series A-2 Redeemable Convertible Preferred Shares
Mezzanine equity
Redeemable Convertible Preferred Shares, par value | $ / shares			0.0000001
Redeemable Convertible Preferred Shares, shares authorized				148,147,900
Redeemable Convertible Preferred Shares, shares issued				148,147,900
Redeemable Convertible Preferred Shares, shares outstanding				148,147,900
Redeemable Convertible Preferred Shares, redemption value | ¥				¥ 102,743
Redeemable Convertible Preferred Shares, liquidation value | ¥				¥ 1,327,471
Series B Redeemable Convertible Preferred Shares
Mezzanine equity
Redeemable Convertible Preferred Shares, par value | $ / shares			0.0000001
Redeemable Convertible Preferred Shares, shares authorized				177,834,496
Redeemable Convertible Preferred Shares, shares issued				177,834,496
Redeemable Convertible Preferred Shares, shares outstanding				177,834,496
Redeemable Convertible Preferred Shares, redemption value | ¥				¥ 463,266
Redeemable Convertible Preferred Shares, liquidation value | ¥				¥ 1,818,209
Series C Redeemable Convertible Preferred Shares
Mezzanine equity
Redeemable Convertible Preferred Shares, par value | $ / shares			0.0000001
Redeemable Convertible Preferred Shares, shares authorized				286,959,017
Redeemable Convertible Preferred Shares, shares issued				286,959,017
Redeemable Convertible Preferred Shares, shares outstanding				286,959,017
Redeemable Convertible Preferred Shares, redemption value | ¥				¥ 2,295,740
Redeemable Convertible Preferred Shares, liquidation value | ¥				3,950,470
Class A & Class B Ordinary shares
Deficit:
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Class A ordinary shares
Deficit:
Ordinary shares, par value | $ / shares			0.0000001
Ordinary shares, shares issued	1,203,322,178	1,203,322,178
Ordinary shares, shares outstanding	1,203,322,178	1,203,322,178
Class B Ordinary shares
Deficit:
Ordinary shares, par value | $ / shares			$ 0.0000001
Ordinary shares, shares issued	619,938,058	619,938,058
Ordinary shares, shares outstanding	619,938,058	619,938,058
VIE
Current liabilities
Short-term bank borrowings | ¥		¥ 490,000		395,000
Accounts payable | ¥		1,897,219		1,107,836
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB41,697 and RMB44,916 as of December 31, 2018 and 2019, respectively. Note 1) | ¥		44,916		41,697
Accrued expenses and other payables | ¥		283,749		392,251
Income tax payables | ¥		7		297
Non-current liabilities
Income tax payables | ¥		¥ 11,061		¥ 11,916